Share-Based Compensation - Number of Awards Outstanding (Parenthetical) (Detail)	Oct. 01, 2018
Financial & risk [member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Percentage of ownership stake sold	55.00%